Stock And Stock Options (Schedule Of Stock Option Activity) (FY) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock And Stock Options [Abstract]
Shares, Outstanding beginning of year	16,875	30,000
Shares, Granted
Shares, Exercised
Shares, Expired/cancelled	(7,500)	(13,125)
Shares, Outstanding end of year	9,375	16,875
Weighted Average Exercise Price, Outstanding beginning of year	$ 3.18	$ 3.73
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired/cancelled	4.43	4.43
Weighted Average Exercise Price, Outstanding end of year	$ 2.18	$ 3.18
Exercisable, end of year, Shares	9,375	16,875
Exercisable, end of year, Weighted Average Exercise Price	$ 2.18	$ 3.18